[Transamerica Life Insurance Company Letterhead]

May 7, 2008

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F St N.E.

Washington, D.C. 20549-0506

Re:	Retirement Income Builder - BAI Variable Annuity

Separate Account VA K

Transamerica Life Insurance Company

File No. 333-76230

Commissioners:

On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the form of the prospectus and statement of additional information dated May 1, 2008, that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recently filed amendment to the above-captioned registration statement. The text of the registrant’s most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (319) 355-8330.

Sincerely,

/s/ Darin D. Smith
Darin D. Smith
General Counsel

cc:	Frederick R. Bellamy, Esq.